Tax - Analysis of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax
Deferred tax asset	£ 1,876	£ 1,894
Deferred tax liability	(99)	(141)
Net deferred tax asset	£ 1,777	£ 1,753	£ 1,951